Property and Equipment - Summary of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 369,756	$ 287,251
Less: accumulated depreciation and amortization	(123,690)	(88,255)
Construction in-process	1,196	5,346
Property and equipment, Net	247,262	204,342
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	142,294	118,830
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,548	7,051
Furniture and Education Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	63,131	50,106
Computer and Broadcast Equipment and Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24,796	20,525
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 131,987	$ 90,739